UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21064

               ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2006

                  Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--96.4%
United States Investments--48.2%
Finance--9.8%
Banking - Regional--1.0%
Commerce Bancorp, Inc.                                     15,500    $   475,695
North Fork Bancorporation, Inc.                            11,150        284,325
                                                                     -----------
                                                                         760,020
                                                                     -----------
Brokerage & Money Management--3.0%
Franklin Resources, Inc.                                    4,500        377,820
The Charles Schwab Corp.                                   48,800        704,184
The Goldman Sachs Group, Inc.                               9,200      1,118,536
                                                                     -----------
                                                                       2,200,540
                                                                     -----------
Insurance--2.4%
AFLAC, Inc.                                                 7,400        335,220
American International Group, Inc.                         23,000      1,425,080
                                                                     -----------
                                                                       1,760,300
                                                                     -----------
Mortgage Banking--0.5%
Fannie Mae                                                  8,000        358,560
                                                                     -----------
Miscellaneous--2.9%
Citigroup, Inc.                                            48,500      2,207,719
                                                                     -----------
                                                                       7,287,139
                                                                     -----------
Health Care--7.9%
Biotechnology--1.8%
Amgen, Inc.(a)                                              3,775        300,754
Genentech, Inc.(a)                                          7,710        649,259
Gilead Sciences, Inc.(a)                                    8,400        409,584
                                                                     -----------
                                                                       1,359,597
                                                                     -----------
Drugs--1.4%
Allergan, Inc.                                              3,775        345,866
Cephalon, Inc.(a)                                           2,770        128,583
Eli Lilly & Co.                                             3,600        192,672
Forest Laboratories, Inc.(a)                                5,350        208,490
Wyeth                                                       2,500        115,675
                                                                     -----------
                                                                         991,286
                                                                     -----------
Medical Products--1.3%
Bausch & Lomb, Inc.                                           700         56,476
St. Jude Medical, Inc.(a)                                   8,690        406,692
Stryker Corp.                                               5,850        289,166
Zimmer Holdings, Inc.(a)                                    3,350        230,782
                                                                     -----------
                                                                         983,116
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Medical Services--3.4%
Caremark Rx, Inc.(a)                                        3,850    $   192,231
Health Management Associates, Inc. Cl. A                   11,075        259,930
UnitedHealth Group, Inc.                                   17,550        986,310
WellPoint Health Networks, Inc.(a)                         14,550      1,103,180
                                                                     -----------
                                                                       2,541,651
                                                                     -----------
                                                                       5,875,650
                                                                     -----------
Technology--7.4%
Communication Equipment--1.8%
Corning, Inc.(a)                                            5,900        114,047
Juniper Networks, Inc.(a)                                  15,500        368,745
Motorola, Inc.                                              7,900        174,511
QUALCOMM, Inc.                                             14,700        657,825
                                                                     -----------
                                                                       1,315,128
                                                                     -----------
Computer Hardware/Storage--1.3%
Apple Computer, Inc.(a)                                     5,000        268,050
Dell, Inc.(a)                                               8,800        300,960
EMC Corp.(a)                                               29,700        384,318
                                                                     -----------
                                                                         953,328
                                                                     -----------
Computer Services--0.3%
Fiserv, Inc.(a)                                             4,500        206,415
                                                                     -----------
Internet Media--1.1%
Google, Inc. Cl. A(a)                                       1,700        537,982
Yahoo!, Inc.(a)                                             8,800        297,792
                                                                     -----------
                                                                         835,774
                                                                     -----------
Semiconductor Capital Equipment--0.3%
Applied Materials, Inc.                                     8,400        142,464
KLA-Tencor Corp.                                            2,100        102,396
                                                                     -----------
                                                                         244,860
                                                                     -----------
Semiconductor Components--1.0%
Broadcom Corp. Cl. A(a)                                     7,900        370,589
Texas Instruments, Inc.                                     9,800        332,220
                                                                     -----------
                                                                         702,809
                                                                     -----------
Software--1.6%
McAfee, Inc.(a)                                             3,200        100,544
Microsoft Corp.                                            28,700        738,451
Oracle Corp.(a)                                            25,500        315,945
                                                                     -----------
                                                                       1,154,940
                                                                     -----------
                                                                       5,413,254
                                                                     -----------
Energy--6.1%
Domestic Producers--2.0%
Noble Energy, Inc.                                         30,520      1,431,388
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Oil Service--4.1%
FMC Technologies, Inc.(a)                                  14,100    $   593,751
Halliburton Co.                                            35,400      2,425,608
                                                                     -----------
                                                                       3,019,359
                                                                     -----------
                                                                       4,450,747
                                                                     -----------
Consumer Services--5.8%
Apparel--0.3%
Coach, Inc.(a)                                              6,700        210,112
                                                                     -----------
Broadcasting & Cable--1.9%
News Corp. Cl. A                                           13,720        213,895
Time Warner, Inc.                                          43,700        791,407
Univision Communications, Inc.(a)                          15,500        411,215
                                                                     -----------
                                                                       1,416,517
                                                                     -----------
Restaurant & Lodging--0.5%
Hilton Hotels Corp.                                        14,400        321,408
Outback Steakhouse, Inc.                                      700         25,620
                                                                     -----------
                                                                         347,028
                                                                     -----------
Retail - General Merchandise--3.1%
eBay, Inc.(a)                                               2,900        119,480
Lowe's Cos., Inc.                                          12,940        833,336
Target Corp.                                               13,000        675,090
The Home Depot, Inc.                                       12,200        465,308
Williams-Sonoma, Inc.(a)                                    5,800        222,430
                                                                     -----------
                                                                       2,315,644
                                                                     -----------
                                                                       4,289,301
                                                                     -----------
Capital Goods--4.0%
Electrical Equipment--0.6%
Emerson Electric Co.                                        6,200        445,160
                                                                     -----------
Miscellaneous--3.4%
General Electric Co.                                       51,580      1,736,699
United Technologies Corp.                                  14,200        736,128
                                                                     -----------
                                                                       2,472,827
                                                                     -----------
                                                                       2,917,987
                                                                     -----------
Consumer Staples--2.8%
Food--0.6%
WM. Wrigley Jr. Co.                                         5,900        424,092
                                                                     -----------
Household Products--2.2%
Colgate-Palmolive Co.                                      10,900        575,411
The Procter & Gamble Co.                                   17,420      1,035,793
                                                                     -----------
                                                                       1,611,204
                                                                     -----------
                                                                       2,035,296
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Consumer Manufacturing--1.4%
Building Related--1.4%
American Standard Cos., Inc.                               15,980    $   743,869
Pulte Homes, Inc.                                           6,100        261,812
                                                                     -----------
                                                                       1,005,681
                                                                     -----------
Basic Industry--1.3%
Chemicals--1.3%
Air Products and Chemicals, Inc.                           17,100        942,894
                                                                     -----------
Aerospace & Defense--0.5%
Aerospace--0.5%
Lockheed Martin Corp.                                       5,740        350,370
                                                                     -----------
Transportation--0.5%
Air Freight--0.5%
United Parcel Service, Inc. Cl. B                           4,900        338,737
                                                                     -----------
Multi-Industry Companies--0.5%
Danaher Corp.                                               6,190        333,208
                                                                     -----------
Utilities--0.2%
Telephone Utility--0.2%
Sprint Corp. (Fon Group)                                    7,400        175,972
                                                                     -----------
Total United States Investments
   (cost $30,740,304)                                                 35,416,236
                                                                     -----------
Foreign Investments--48.2%
Australia--0.5%
Rinker Group Ltd.                                          31,644        401,979
                                                                     -----------
Bermuda--3.5%
ACE Ltd.                                                    7,100        334,197
Axis Capital Holdings Ltd.                                 11,100        316,461
Marvell Technology Group Ltd.(a)                            9,720        448,189
Nabors Industries Ltd.(a)                                  20,800      1,494,064
                                                                     -----------
                                                                       2,592,911
                                                                     -----------
Brazil--3.2%
Companhia Vale do Rio Doce (ADR)                           17,225        755,489
Petroleo Brasileiro, SA (ADR)                              25,500      1,625,625
                                                                     -----------
                                                                       2,381,114
                                                                     -----------
Egypt--0.2%
Orascom Telecom Holding SAE (GDR)                           3,141        153,536
                                                                     -----------
France--2.3%
Accor, SA                                                   9,272        469,474
CapGemini, SA(a)                                            5,595        218,581
Groupe Danone                                               1,661        179,877
Sanofi-Aventis, SA                                          5,868        485,969
Vinci, SA                                                   3,949        340,214
                                                                     -----------
                                                                       1,694,115
                                                                     -----------
Germany--1.1%
Premiere AG(a)                                              6,005        168,397
SAP AG                                                      2,186        378,843
Siemens AG                                                  3,757        290,320
                                                                     -----------
                                                                         837,560
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Greece--0.5%
Greek Organisation of Football Prognostics, SA             10,898    $   339,119
                                                                     -----------
Hong Kong--2.5%
Aluminum Corp. of China Ltd.                              434,000        275,883
China Shenhua Energy Co., Ltd. Cl. H(a)                   645,000        756,637
China Telecom Corp., Ltd. Cl. H                           262,000         98,686
Datang International Power Generation Co., Ltd.           458,300        352,463
Li & Fung Ltd.                                            108,000        250,157
ZTE Corp.                                                  33,400        108,910
                                                                     -----------
                                                                       1,842,736
                                                                     -----------
India--0.8%
Infosys Technologies (ADR)                                  4,400        326,832
Ranbaxy Laboratories Ltd. (GDR)                            25,418        284,013
                                                                     -----------
                                                                         610,845
                                                                     -----------
Israel--0.7%
Teva Pharmaceutical Industries Ltd. (ADR)                  15,200        507,984
                                                                     -----------
Italy--0.1%
Fastweb(a)                                                  1,915         85,821
                                                                     -----------
Japan--9.5%
Canon, Inc.                                                 6,200        336,467
Denso Corp.                                                18,800        547,486
Hitachi Chemical Co., Ltd.                                 19,000        397,471
Hoya Corp.                                                  2,700         90,061
Hoya Corp.(a)(b)                                            8,100        275,423
Keyence Corp.                                               1,200        303,121
Mitsubishi Corp.                                           28,900        571,863
Mitsubishi Tokyo Financial Group, Inc.                         79      1,034,339
Mitsui & Co., Ltd.                                          5,000         62,779
NITTO DENKO Corp.                                           3,400        192,092
Nomura Holdings, Inc.                                      81,300      1,264,921
Shionogi & Co., Ltd.                                       18,000        245,929
Sumitomo Electric Industries Ltd.                          17,200        232,886
Takeda Pharmaceutical Co., Ltd.                             2,800        167,628
Toyota Motor Corp.                                         14,600        673,685
UFJ Holdings, Inc.(a)                                          66        537,093
                                                                     -----------
                                                                       6,933,244
                                                                     -----------
Mexico--0.5%
America Movil, S.A. de CV Series L (ADR)                   15,100        397,432
                                                                     -----------
Netherlands--2.2%
Schlumberger Ltd.                                          19,100      1,611,658
                                                                     -----------
Norway--0.5%
Norsk Hydro ASA                                             3,023        336,636
                                                                     -----------
Russia--1.7%
Lukoil Holdings (ADR)                                       8,784        507,276
MMC Norilsk Nickel (ADR)                                    9,639        764,855
                                                                     -----------
                                                                       1,272,131
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
South Korea--1.3%
GS Holdings Corp.(a)                                        4,820    $   122,830
Kookmin Bank                                                6,620        392,097
LG Electronics, Inc.                                        1,420         95,607
LG. Philips LCD Co., Ltd. (ADR)(a)                          8,200        168,592
Samsung Electronics Co., Ltd.                                 373        211,260
                                                                     -----------
                                                                         990,386
                                                                     -----------
Spain--1.6%
Altadis, SA                                                 6,360        285,132
Banco Bilbao Vizcaya Argentaria, SA                        50,357        883,796
                                                                     -----------
                                                                       1,168,928
                                                                     -----------
Sweden--0.6%
Atlas Copco AB                                             16,509        319,782
Telefonaktiebolaget LM Ericsson                            30,037        110,457
                                                                     -----------
                                                                         430,239
                                                                     -----------
Switzerland--6.1%
Alcon, Inc.                                                 5,350        684,158
Compagnie Financiere Richemont AG                           7,502        298,048
Credit Suisse Group                                        11,722        520,099
Nestle, SA                                                    684        200,895
Nobel Biocare Holding AG                                    1,524        359,278
Novartis AG                                                 9,578        487,130
Roche Holding AG-Genusschin                                 5,804        806,352
Swiss Re(a)                                                 5,436        357,315
UBS AG                                                      8,253        703,450
                                                                     -----------
                                                                       4,416,725
                                                                     -----------
Taiwan--0.6%
AU Optronics Corp.                                         72,390         94,239
Hon Hai Precision Industry Co., Ltd. (GDR)                 10,932        101,791
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)         28,331        232,881
                                                                     -----------
                                                                         428,911
                                                                     -----------
United Kingdom--8.2%
AstraZeneca Plc (ADR)                                       2,805        132,116
Bae Systems Plc                                           116,940        709,562
BHP Billiton Plc                                           41,229        666,239
Carnival Plc                                                5,834        303,105
Man Group Plc                                              11,978        350,028
Prudential Plc                                             35,464        322,314
Punch Taverns Plc                                          16,513        233,484
SABMiller Plc                                              37,126        722,394
Smiths Group Plc                                           15,476        261,946
Standard Chartered Plc                                     33,581        725,456
Tesco Plc                                                 132,202        722,591
Vodafone Group Plc                                         96,805        251,856
WPP Group Plc                                              52,955        540,052
                                                                     -----------
                                                                       5,941,143
                                                                     -----------
Total Foreign Investments
   (cost $28,316,684)                                                 35,375,153
                                                                     -----------
Total Common Stocks
   (cost $59,056,988)                                                 70,791,389
                                                                     -----------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--2.6%
Time Deposit--2.6%
The Bank of New York
   2.75%, 10/03/05
   (cost $1,900,000)                                       $1,900    $ 1,900,000
                                                                     -----------
Total Investments--99.0%
   (cost $60,956,988)                                                 72,691,389
Other assets less liabilities--1.0%                                      709,311
                                                                     -----------
Net Assets--100%                                                     $73,400,700
                                                                     -----------

(a)  Non-income producing security.

(b)  When issued security.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

SECTOR                                              PERCENT OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Finance                                                        20.7%
Energy                                                         13.9
Health Care                                                    13.8
Technology                                                     11.6
Consumer Services                                              10.4
Basic Industry                                                  6.3
Consumer Staples                                                6.0
Capital Goods                                                   5.7
Consumer Manufacturing                                          4.2
Multi-Industry Companies                                        2.0
Aerospace & Defense                                             1.4
Utilities                                                       0.9
Transportation                                                  0.5
Short-Term Investment                                           2.6
                                                              -----
Total Investments                                             100.0
                                                              -----

*All data are as of September 30, 2005. The Fund's sector breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------
    Marc O. Mayer
    President

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------
    Marc O. Mayer
    President

Date: November 28, 2005


By: /s/ Mark D. Gersten
    -------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: November 28, 2005